Equity - Schedule of Key Assumptions Used in Valuing Unvested Options (Details)	Jun. 24, 2024 $ / shares
Equity - Schedule of Key Assumptions Used in Valuing Unvested Options (Details) [Line Items]
Stock price	$ 968.8
Exercise price	$ 968.8
Volatility	96.00%
Risk-free rate of return	4.27%
Minimum [Member]
Equity - Schedule of Key Assumptions Used in Valuing Unvested Options (Details) [Line Items]
Expected term (in years)	5 years 2 months 12 days
Maximum [Member]
Equity - Schedule of Key Assumptions Used in Valuing Unvested Options (Details) [Line Items]
Expected term (in years)	5 years 3 months 18 days